Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Defined Benefit Plans [Line Items]
Sensitivity analysis	Sensitivity to significant actuarial assumptions is computed by varying one actuarial assumption used for the valuation of the defined benefit obligation and keeping all other actuarial assumptions constant. In practice, this is not probable, and changes in some of the assumptions may be correlated.
Gratuity
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	$ 17	$ 17	$ 16
Expected contribution to pension	40
Amount contributed under benefit plan	37	34	28
Pension
Disclosure Of Defined Benefit Plans [Line Items]
Actual return	4	(10)	7
Expected contribution to pension	5
Amount contributed under benefit plan	2	5	7
Superannuation
Disclosure Of Defined Benefit Plans [Line Items]
Defined contribution plans	62	60	49
Provident Fund
Disclosure Of Defined Benefit Plans [Line Items]
Amount contributed under benefit plan	152	$ 148	$ 118
Impact of defined benefit obligation from 0.25% increase in expected rate of returns on plan assets	8
Impact of defined benefit obligation from 0.25% decrease in expected rate of returns on plan assets	$ 13
Percentage of increase/decrease in expected rate of returns on plan assets that impact defined benefit obligation by $12 million and $15 million	0.25%